OFFSETTING ASSETS AND LIABILITIES - SCHEDULE OF ASSETS AND LIABILITIES SUBJECT TO MASTER NETTING ARRANGEMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Gross amount of securities borrowed	$ 754	$ 372	$ 438
Gross amount offset on the unaudited condensed consolidated balance sheets	0	0	0
Amounts of assets presented on the unaudited condensed consolidated balance sheets	754	372	438
Securities borrowed	754	372	438
Security collateral received	(727)	(361)	(425)
Net amount	27	11	13
Liabilities
Gross amount of securities loaned	2,642,900	1,921,118	674,029
Gross amount of securities loaned offset on the unaudited condensed consolidated balance sheets	0	0	0
Amounts of liabilities presented on the unaudited condensed consolidated balance sheets	2,642,900	1,921,118	674,029
Securities loaned	2,642,900	1,921,118	674,029
Security collateral pledged	(2,531,114)	(1,787,819)	(654,589)
Net amount	$ 111,786	$ 133,299	$ 19,440